CONCENTRATION OF RISKS (Tables)	6 Months Ended
Jun. 30, 2023
CONCENTRATION OF RISKS
Schedule of concentration of credit risk

	For the six months ended June 30,
	2022	2023
	US$	US$
A	—%	53.3%
B	—%	27.8%

	For the six months ended June 30,
	2022	2023
	US$	US$
A	21.4%	22.0%